Note 17 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Non-capital losses	$ 4,282,555	$ 4,570,832
Deferred tax liabilities
Exploration and evaluation assets	(5,717,437)	(6,005,714)
Net deferred tax liabilities	$ (1,434,882)	$ (1,434,882)